Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Capital Commitment Primarily Relate to Investing Activities

The Company’s capital commitment primarily relate to investing activities contracted but not yet reflected in the unaudited condensed consolidated financial statements:

Twelve months ending June 30,	Haicang Property
In thousands of USD
Less than one year	$-
1-3 years	-
3-5 years	3,017
More than 5 years	-
Total	$3,017